Credit Quality Assessment (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Legacy Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded investment	$ 6,201	$ 6,225	$ 6,290
With an allowance recorded	976	1,024	1,266
With no related allowance recorded	5,225	5,201	5,024
Related allowance	543	543	259
Unpaid principal	6,255	6,279	6,293
Average balance of impaired loans	6,788	6,708	7,033
Interest income recognized	58	388	343
Acquired Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded investment	919	965
With an allowance recorded	111	112
With no related allowance recorded	808	853
Related allowance	85	85
Unpaid principal	1,986	2,330
Average balance of impaired loans	2,032	2,419
Interest income recognized	1	0
Construction and Land [Member]
Financing Receivable, Impaired [Line Items]
Recorded investment	1,084	1,084
Construction and Land [Member] | Legacy Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded investment	1,144	1,144	0
With an allowance recorded	334	334	0
With no related allowance recorded	810	810	0
Related allowance	60	60	0
Unpaid principal	1,144	1,144	0
Average balance of impaired loans	1,144	1,108	0
Interest income recognized	0	37	0
Construction and Land [Member] | Acquired Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded investment	0	0
With an allowance recorded	0	0
With no related allowance recorded	0	0
Related allowance	0	0
Unpaid principal	0	0
Average balance of impaired loans	0	0
Interest income recognized	0	0
Residential - First Lien [Member]
Financing Receivable, Impaired [Line Items]
Recorded investment	645	719
Residential - First Lien [Member] | Legacy Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded investment	301	308	331
With an allowance recorded	0	0	331
With no related allowance recorded	301	308	0
Related allowance	0	0	4
Unpaid principal	301	308	331
Average balance of impaired loans	326	329	333
Interest income recognized	6	18	15
Residential - First Lien [Member] | Acquired Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded investment	344	411
With an allowance recorded	0	0
With no related allowance recorded	344	411
Related allowance	0	0
Unpaid principal	419	565
Average balance of impaired loans	422	568
Interest income recognized	0	0
Residential Junior Lien [Member]
Financing Receivable, Impaired [Line Items]
Recorded investment	29	27
Residential Junior Lien [Member] | Legacy Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded investment	0	0	0
With an allowance recorded	0	0	0
With no related allowance recorded	0	0	0
Related allowance	0	0	0
Unpaid principal	0	0	0
Average balance of impaired loans	0	0	0
Interest income recognized	0	0	0
Residential Junior Lien [Member] | Acquired Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded investment	59	57
With an allowance recorded	59	57
With no related allowance recorded	0	0
Related allowance	30	30
Unpaid principal	83	83
Average balance of impaired loans	83	83
Interest income recognized	0	0
Commercial Owner Occupied [Member]
Financing Receivable, Impaired [Line Items]
Recorded investment	0	0
Commercial Owner Occupied [Member] | Legacy Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded investment	0	0	0
With an allowance recorded	0	0	0
With no related allowance recorded	0	0	0
Related allowance	0	0	0
Unpaid principal	0	0	0
Average balance of impaired loans	0	0	0
Interest income recognized	0	0	0
Commercial Owner Occupied [Member] | Acquired Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded investment	0	0
With an allowance recorded	0	0
With no related allowance recorded	0	0
Related allowance	0	0
Unpaid principal	0	0
Average balance of impaired loans	0	0
Interest income recognized	0	0
Commercial Non Owner Occupied [Member]
Financing Receivable, Impaired [Line Items]
Recorded investment	2,694	2,700
Commercial Non Owner Occupied [Member] | Legacy Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded investment	2,694	2,700	2,984
With an allowance recorded	0	0	258
With no related allowance recorded	2,694	2,700	2,726
Related allowance	0	0	31
Unpaid principal	2,694	2,700	2,984
Average balance of impaired loans	2,694	2,713	2,994
Interest income recognized	33	166	208
Commercial Non Owner Occupied [Member] | Acquired Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded investment	0	0
With an allowance recorded	0	0
With no related allowance recorded	0	0
Related allowance	0	0
Unpaid principal	530	530
Average balance of impaired loans	530	560
Interest income recognized	0	0
Commercial Loan and Leases [Member]
Financing Receivable, Impaired [Line Items]
Recorded investment	1,928	1,940
Commercial Loan and Leases [Member] | Legacy Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded investment	2,062	2,073	2,975
With an allowance recorded	642	690	677
With no related allowance recorded	1,420	1,383	2,298
Related allowance	483	483	224
Unpaid principal	2,116	2,127	2,978
Average balance of impaired loans	2,624	2,558	3,706
Interest income recognized	19	167	120
Commercial Loan and Leases [Member] | Acquired Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded investment	404	405
With an allowance recorded	52	55
With no related allowance recorded	352	350
Related allowance	55	55
Unpaid principal	679	825
Average balance of impaired loans	722	829
Interest income recognized	1	0
Consumer Loan [Member]
Financing Receivable, Impaired [Line Items]
Recorded investment	112	92
Consumer Loan [Member] | Legacy Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded investment	0	0	0
With an allowance recorded	0	0	0
With no related allowance recorded	0	0	0
Related allowance	0	0	0
Unpaid principal	0	0	0
Average balance of impaired loans	0	0	0
Interest income recognized	0	0	0
Consumer Loan [Member] | Acquired Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded investment	112	92
With an allowance recorded	0	0
With no related allowance recorded	112	92
Related allowance	0	0
Unpaid principal	275	327
Average balance of impaired loans	275	379
Interest income recognized	$ 0	$ 0